Disclosure of Disaggregation of Revenue From Contracts With Customers (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		$ 8,665	$ 7,586	[1],[2]	$ 6,543	[1],[2]
Income from right of use	[3]	436	406		360
Management fee and other income	[3]	71	73		60
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[4],[5]	(15)	(15)	[1],[2]	(10)	[1],[2]
The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		3,474	2,924	[1],[2]	2,831	[1],[2]
Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		2,153	1,916	[1],[2]	1,924	[1],[2]
The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		1,533	1,395	[1],[2]	401	[1],[2]
The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		719	587	[1],[2]	584	[1],[2]
Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		650	626	[1],[2]	668	[1],[2]
Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues		151	153	[1],[2]	145	[1],[2]
Casino [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		6,816	5,880	[1]	5,078	[1]
Casino [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[4]	0	0	[1]	0	[1]
Casino [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,829	2,362	[1]	2,286	[1]
Casino [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,622	1,433	[1]	1,471	[1]
Casino [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,265	1,120	[1]	315	[1]
Casino [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		502	391	[1]	392	[1]
Casino [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		598	574	[1]	614	[1]
Casino [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0	0	[1]	0	[1]
Rooms [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		734	651	[1]	536	[1]
Rooms [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[4]	0	0	[1]	0	[1]
Rooms [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		223	179	[1]	177	[1]
Rooms [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		331	291	[1]	267	[1]
Rooms [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		124	128	[1]	36	[1]
Rooms [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		39	34	[1]	36	[1]
Rooms [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		17	19	[1]	20	[1]
Rooms [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0	0	[1]	0	[1]
Mall [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	507	479	[1]	420	[1]
Mall [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3],[4]	(1)	(1)	[1]	(1)	[1]
Mall [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	234	220	[1]	209	[1]
Mall [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	69	63	[1]	62	[1]
Mall [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	57	66	[1]	23	[1]
Mall [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	145	131	[1]	127	[1]
Mall [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	3	0	[1]	0	[1]
Mall [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	[3]	0	0	[1]	0	[1]
Food and Beverage [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		304	292	[1]	246	[1]
Food and Beverage [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[4]	0	0	[1]	0	[1]
Food and Beverage [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		81	74	[1]	75	[1]
Food and Beverage [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		102	102	[1]	99	[1]
Food and Beverage [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		65	61	[1]	20	[1]
Food and Beverage [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		29	28	[1]	26	[1]
Food and Beverage [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		27	27	[1]	26	[1]
Food and Beverage [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0	0	[1]	0	[1]
Convention, Ferry, Retail and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		304	284	[1]	263	[1]
Convention, Ferry, Retail and Other [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[4]	(14)	(14)	[1]	(9)	[1]
Convention, Ferry, Retail and Other [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		107	89	[1]	84	[1]
Convention, Ferry, Retail and Other [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		29	27	[1]	25	[1]
Convention, Ferry, Retail and Other [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		22	20	[1]	7	[1]
Convention, Ferry, Retail and Other [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4	3	[1]	3	[1]
Convention, Ferry, Retail and Other [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5	6	[1]	8	[1]
Convention, Ferry, Retail and Other [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 151	$ 153	[1]	$ 145	[1]

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	Of this amount, US$436 million and US$71 million for the year ended December 31, 2018, US$406 million and US$73 million for the year ended December 31, 2017, US$360 million and US$60 million for the year ended December 31, 2016 are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IAS 17 Leases.
[4]	Inter-segment revenues are charged at prevailing market rates.
[5]	Inter-segment revenues are charged at prevailing market rates.